CONVERTIBLE DEBENTURES 2012 (Details Textual) (USD $)	3 Months Ended		12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Convertible Debentures Sold Carrying Amount			$ 390,000	$ 1,125,000
Proceeds from Convertible Debt	0	0	390,000	1,501,000	1,891,000	1,891,000
Debt Conversion, Original Debt, Amount	0	0	320,000	0	820,000	820,000
Debt Instrument Convertible Future Minimum Proceeds On Maturity			3,425,000
Debt Conversion, Original Debt, Interest Rate of Debt			8.00%	8.00%
Promissory Notes Two Converted To Debentures [Member]
Debt Conversion, Original Debt, Amount			320,000
Debt Conversion, Converted Instrument, Amount			320,000
Promissory Notes One Exchanged For Borrowings [Member]
Debt Conversion, Original Debt, Amount			320,000
Debt Conversion, Converted Instrument, Amount			320,000
Debentures [Member]
Debt Conversion, Original Debt, Amount			710,000
Debt Instrument, Maturity Date, Description			The Debentures mature on the earlier of (i) November 14, 2013 or (ii) the date of closing of a private placement of equity, equity equivalent, convertible debt or debt financing in which we receive gross proceeds, in one or more transactions, of at least $100,000 (a "Subsequent Financing").
Debt Instrument Convertible Future Minimum Proceeds On Maturity			100,000
Debt Conversion, Original Debt, Interest Rate of Debt			8.00%
Debt Instrument, Convertible, Terms of Conversion Feature			convertible at the holder's option into either (i) a Subsequent Financing at a price equal to a 25% discount to the price of securities sold in the Subsequent Financing or (ii) shares of the Company's common stock at a conversion price per share equal to $20.00.
Discount On Price Of Securities Sold			25.00%
Debt Instrument, Convertible, Conversion Price			$ 6.00		$ 6.00
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 710,000
Debt Instrument Convertible Conversion Price Before Discount			$ 8.00		$ 8.00
Debt Instrument Convertible Original Conversion Price			$ 20.00		$ 20.00
Debt Instrument Convertible Stock Price			$ 10.20		$ 10.20